Supplemental Cash Flow Information	12 Months Ended
Sep. 30, 2015
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
Supplemental Cash Flow Information
Cash paid for Interest and Income Taxes:

	Year Ended September 30,
	2015	2014	2013
	(Dollars in thousands)
Interest paid	$92,375	$96,743	$95,727
Income taxes paid	$15,454	$15,591	$18,329

Non Cash Investing and Financing Activities:
From time to time, we issue shares of our common stock in connection with our business and asset acquisitions, including shares initially held in escrow. In addition, in connection with certain collaboration agreements we have issued shares of our common stock to our partners in satisfaction of our payment obligations under the terms of the agreements, which is discussed in Notes 2 and 10.